Taxation (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Income Tax Examination, Penalties and Interest Expense	$ 22	$ 0	$ 0
Current tax expense [Abstract]
Bermuda	0	0	0
Foreign	200	167	328
Deferred tax expense [Abstract]
Bermuda	0	0	0
Foreign	(50)	58	24
Deferred taxes acquired during the year	0	0	0
Tax related to internal sale of assets in subsidiary, amortized for group purposes	4	7	(163)
Total	154	232	189
Effective tax rate (as a percent)	5.20%	16.10%	11.30%
Effective tax rate, excluding gain on sale of tender rigs (as a percent)	9.10%
Statutory income tax rate (in hundredths) (as a percent)	0.00%
Deferred tax assets not subject to expiration	120
Deferred tax assets subject to expiration	10
Income tax reconciliation [Abstract]
Income taxes at statutory rate	0	0	0
Effect of transfers to new tax jurisdictions	4	7	(163)
Effect of change on uncertain tax positions relating to prior year	(7)	91	24
Effect of taxable income in various countries	157	134	328
Total	154	232	189
Deferred Tax Assets [Abstract]
Pension	12	8
Provisions	8	3
Property, plant and equipment	0	0
Net operating losses carried forward	130	74
Other	2	2
Gross deferred tax asset	152	87
Valuation allowance related to net operating losses carried forward	(115)	(74)
Valuation allowance, change in amount	41	44
Valuation allowance, utilization	0	0
Net deferred tax asset	37	13
Deferred Tax Liability [Abstract]
Property, plant and equipment	60	5
Gain from sale of fixed assets	0	23
Foreign exchange	0	54
Other	0	1
Gross deferred tax liability	60	83
Net deferred tax	(23)	(70)
Net deferred taxes, classified [Abstract]
Short-term deferred tax asset	0	0
Long-term deferred tax asset	37	13
Short-term deferred tax liability	0	(6)
Long-term deferred tax liability	(60)	(77)
Net deferred tax	(23)	(70)
Changes to liabilities related to unrecognized tax benefits, excluding interest and penalties [Roll Forward]
Balance beginning of period	154	63	0
Increases as a result of positions taken in prior periods	29	109	63
Increases as a result of positions taken during the current period	12	8	0
Decreases as a result of positions taken in prior periods	(14)	(26)	0
Decreases as a result of positions taken in the current period	(34)	0	0
Balance end of period	147	154	63
UNITED STATES
Income Tax Examination [Line Items]
Earliest Open Year	2010
ANGOLA
Income Tax Examination [Line Items]
Earliest Open Year	2007
AUSTRALIA
Income Tax Examination [Line Items]
Earliest Open Year	2008
NIGERIA
Income Tax Examination [Line Items]
Earliest Open Year	2007
NORWAY
Income Tax Examination [Line Items]
Earliest Open Year	2007
THAILAND
Income Tax Examination [Line Items]
Earliest Open Year	2003
North Atlantic Drilling
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Threshold for Tax Claims Payable by Parent	$ 63